Shareholders' equity (Tables)	6 Months Ended
Mar. 31, 2020
Shareholders' equity
Summary of share capital by class

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2020	2019	2019
Share capital
Ordinary share capital, fully paid	40,503	37,508	36,351
RSP treasury shares held[1]	(616)	(572)	(569)
Other treasury shares held[2]	30	19	12
Total treasury shares held	(586)	(553)	(557)
Total share capital	39,917	36,955	35,794
NCI	56	53	51

Reconciliation of movement in number of ordinary shares

	Half Year	Half Year	Half Year
	March	Sept	March
	2020	2019	2019
Balance as at beginning of period	3,489,928,773	3,447,571,023	3,434,796,711
Share issuances[3]	110,919,861	-	-
Dividend reinvestment plan[4]	10,836,236	42,357,750	12,774,312
Issued shares for the period	121,756,097	42,357,750	12,774,312
Balance as at end of period	3,611,684,870	3,489,928,773	3,447,571,023

Ordinary shares purchased on market

	Half Year
	March 2020
Consolidated	Number	Average price ($)
For share-based payment arrangements:
Employee share plan (ESP)	931,524	26.46
RSP[5]	1,820,433	24.46
Westpac Performance Plan (WPP) - share rights exercised	151,111	27.51
As treasury shares:
Treasury shares purchased	114,376	24.52
Treasury shares sold	(551,659)	25.17
Net number of ordinary shares purchased/(sold) on market	2,465,785

1.	31 March 2020: 4,578,297 unvested shares held (30 September 2019: 4,784,213, 31 March 2019: 4,803,772).
2.	31 March 2020: 1,284,249 shares held (30 September 2019: 1,721,532, 31 March 2019: 2,029,795).

3.	The average price per share for the issuance of shares was $24.81.
4.	The price for the issuance of shares in relation to the dividend re-investment plan for the FY2019 dividend was $25.17, 2019 interim dividend was $27.36, and 2018 final dividend was $25.82.

5.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

Schedule of reconciliation of movement in reserves

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2020	2019	2019
Available-for-sale securities reserve
Balance as at beginning of period	-	-	37
Impact on adoption of AASB 9	-	-	(37)
Balance as at end of period	-	-	-
Debt securities at FVOCI reserve
Balance as at beginning of period	(22)	59	-
Impact on adoption of AASB 9	-	-	33
Net gains/(losses) from changes in fair value	(140)	(111)	64
Income tax effect	42	33	(21)
Transferred to income statement	(28)	(4)	(25)
Income tax effect	8	1	7
Loss allowance on debt securities measured at FVOCI	1	-	-
Exchange differences	(3)	-	1
Balance as at end of period	(142)	(22)	59
Equity securities at FVOCI reserve
Balance as at beginning of period	17	7	-
Impact on adoption of AASB 9	-	-	6
Net gains/(losses) from changes in fair value	(18)	10	1
Balance as at end of period	(1)	17	7
Share-based payment reserve
Balance as at beginning of period	1,642	1,604	1,534
Share-based payment expense	60	38	70
Balance as at end of period	1,702	1,642	1,604
Cash flow hedge reserve
Balance as at beginning of period	(129)	(204)	(125)
Net gains/(losses) from changes in fair value	145	(11)	(192)
Income tax effect	(43)	4	56
Transferred to income statement	128	117	80
Income tax effect	(37)	(35)	(23)
Balance as at end of period	64	(129)	(204)
Foreign currency translation reserve
Balance as at beginning of period	(179)	(306)	(351)
Exchange differences on translation of foreign operations	707	(112)	423
Gains/(losses) on net investment hedges	(442)	239	(368)
Transferred to income statement	-	-	(10)
Balance as at end of period	86	(179)	(306)
Other reserves
Balance as at beginning of period	(18)	(19)	(18)
Transactions with owners	(3)	1	(1)
Balance as at end of period	(21)	(18)	(19)
Total reserves	1,688	1,311	1,141